RESTRICTED CASH IN ESCROW	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
RESTRICTED CASH IN ESCROW

NOTE 5 – RESTRICTED CASH IN ESCROW

As of December 31, 2021, an amount of $175,000 was held in escrow for payment to an advisor in connection with the Merger. The full amount was released from escrow upon consummation of the Merger (See Note 1 and Note 4).